Fair Value Measurement on a Recurring Basis - Narrative - CANTOR EQUITY PARTNERS II, INC. (Details) - CANTOR EQUITY PARTNERS II, INC. - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of forward sale security liability, probability, percentage	10.60%	12.80%
Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate purchase price, PIPE subscription agreement	$ 225,000,000	$ 225,000,000